SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Total Assets

Total Assets	December 31,
	2021	2020	2019
Macau:
Mocha Clubs	$121,214	$132,304	$145,919
Altira Macau	266,161	307,657	429,980
City of Dreams	2,942,233	3,288,051	3,461,487
Studio City	3,668,526	3,407,884	3,153,721

Sub-total	6,998,134	7,135,896	7,191,107

The Philippines:
City of Dreams Manila	576,794	613,664	721,205

Cyprus:
Cyprus Operations	451,771	326,047	261,106

Corporate and Other	856,991	945,360	1,315,004

Total consolidated assets	$8,883,690	$9,020,967	$9,488,422

Capital Expenditures

Capital Expenditures	Year Ended December 31,
	2021	2020	2019
Macau:
Mocha Clubs	$1,368	$3,490	$6,620
Altira Macau	6,123	11,519	17,707
City of Dreams	52,520	119,014	134,075
Studio City	505,783	214,625	89,846

Sub-total	565,794	348,648	248,248

The Philippines:
City of Dreams Manila	22,912	15,622	58,697

Cyprus:
Cyprus Operations	186,361	74,523	39,911

Corporate and Other	7,083	25,460	124,265

Total capital expenditures	$782,150	$464,253	$471,121

Results of Operations of Segments
The Company’s segment information and reconciliation to net (loss) income attributable to Melco Resorts & Entertainment Limited is as follows:

	Year Ended December 31,
	2021	2020	2019
Operating revenues
Macau:
Mocha Clubs	$84,954	$65,322	$117,473
Altira Macau	56,205	108,854	465,056
City of Dreams	1,146,919	985,619	3,050,491
Studio City	372,277	266,522	1,355,321

Sub-total	1,660,355	1,426,317	4,988,341

The Philippines:
City of Dreams Manila	268,597	224,688	602,479

Cyprus:
Cyprus Operations	52,631	51,005	94,731

Corporate and Other	30,773	25,913	51,250

Total operating revenues	$2,012,356	$1,727,923	$5,736,801

Adjusted property EBITDA (1)
Macau:
Mocha Clubs	$17,054	$3,560	$23,280
Altira Macau	(53,974)	(58,773)	51,470
City of Dreams	201,954	(1,326)	922,776
Studio City	(20,490)	(79,000)	415,098

Sub-total	144,544	(135,539)	1,412,624

The Philippines:
City of Dreams Manila	88,962	28,983	247,091

Cyprus:
Cyprus Operations	1,593	2,280	29,757

Total adjusted property EBITDA	235,099	(104,276)	1,689,472

Operating costs and expenses:
Payments to the Philippine Parties	(26,371)	(12,989)	(57,428)
Pre-opening costs	(4,157)	(1,322)	(4,847)
Development costs	(30,677)	(25,616)	(57,433)
Amortization of gaming subconcession	(57,276)	(57,411)	(56,841)
Amortization of land use rights	(22,832)	(22,886)	(22,659)
Depreciation and amortization	(499,739)	(538,233)	(571,705)
Land rent to Belle	(2,848)	(3,195)	(3,061)
Share-based compensation	(67,957)	(54,392)	(31,797)
Property charges and other	(30,575)	(47,223)	(20,815)
Corporate and Other expenses	(70,118)	(73,014)	(115,208)

Total operating costs and expenses	(812,550)	(836,281)	(941,794)

Operating (loss) income	$(577,451)	$(940,557)	$747,678

	Year Ended December 31,
	2021	2020	2019
Non-operating income (expenses):
Interest income	$6,618	$5,134	$9,311
Interest expenses, net of amounts capitalized	(350,544)	(340,839)	(310,102)
Other financing costs	(11,033)	(7,955)	(2,738)
Foreign exchange gains (losses), net	4,566	(2,079)	(10,756)
Other income (expenses), net	3,082	(150,969)	(23,914)
Loss on extinguishment of debt	(28,817)	(19,952)	(6,333)
Costs associated with debt modification	—	(310)	(579)

Total non-operating expenses, net	(376,128)	(516,970)	(345,111)

(Loss) income before income tax	(953,579)	(1,457,527)	402,567
Income tax (expense) credit	(2,885)	2,913	(8,339)

Net (loss) income	(956,464)	(1,454,614)	394,228
Net loss (income) attributable to noncontrolling interests	144,713	191,122	(21,055)

Net (loss) income attributable to Melco Resorts & Entertainment Limited	$(811,751)	$(1,263,492)	$373,173

Note
(1)
“Adjusted property EBITDA” is net (loss) income before interest, taxes, depreciation, amortization, pre-opening
costs, development costs, property charges and other, share-based compensation, payments to the Philippine Parties, land rent to Belle, Corporate and Other expenses, and other non-operating
income and expenses. The Company uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City, City of Dreams Manila and Cyprus Operations and to compare the operating performance of its properties with those of its competitors.

Long-Lived Assets
Long-lived Assets

	December 31,
	2021	2020	2019
Macau	$6,080,616	$6,054,014	$6,207,746
The Philippines	341,307	369,664	398,110
Cyprus	378,738	232,374	152,066
Hong Kong and other foreign countries	32,972	64,702	86,726

Total long-lived assets	$6,833,633	$6,720,754	$6,844,648